Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of range of exercise prices of outstanding share options [text block]
Grant date	Number of offerees	Total number of options	Exercise price in NIS	Share price in NIS	Value of option in NIS	Number of options which were exercised as of the date of the financial report	Number of options which expired / were forfeited as of the date of the financial report	Expiration date of the options	Number of options remaining as of the date of the financial report
08/07/2016 (A)	3	1,200,000	7.43	6.85	3.35	1,191,729	-	08/07/2023	8,271
08/07/2016 (B)	1	300,000	7.60	6.85	3.25	-	100,000	08/07/2023	200,000
05/18/2017	1	60,000	13.53	13.42	6.40	49,500	-	05/18/2024	10,500
02/05/2018	6	310,000	18.40	18.05	7.70	255,564	36,250	02/05/2025	18,186
07/26/2018	2	80,000	19.08	18.38	8.35	20,000	-	07/26/2025	60,000
08/26/2018	5	200,000	18.75	18.85	8.63	141,069	30,000	08/26/2025	28,931
09/12/2018 (C)(D)	2	1,350,000	19.61	19.05	8.55	363,228	-	09/12/2025	986,772
10/28/2018 (D)	2	1,602,000	19.95	18.20	7.87	432,221	-	10/28/2025	1,169,779
11/01/2018	2	495,000	19.87	18.89	8.40	129,361	-	11/01/2025	365,639
03/31/2019	3	100,000	21.74	22.40	9.61	30,000	40,000	03/31/2026	30,000
04/04/2019	2	80,000	22.00	22.20	9.40	28,505	-	04/04/2026	51,495
05/27/2019	3	80,000	23.70	24.20	10.34	30,000	30,000	05/27/2026	20,000
11/28/2019	4	110,000	41.57	42.30	19.06	16,000	40,000	11/28/2026	54,000
11/28/2019 (E)	1	100,000	41.97	42.30	18.00		-	11/28/2026	100,000
01/20/2020	20	271,500	44.68	49.10	19.70	37,500	27,500	01/20/2027	206,500
04/12/2020 (F)	1	70,000	41.10	41.50	15.50	19,953	-	04/12/2027	50,047
05/17/2020	6	110,000	48.50	50.70	19.70		20,000	05/17/2027	90,000
07/23/2020	3	45,000	54.60	54.70	19.80		-	07/23/2027	45,000
10/13/2020	1	103,000	62.09	70.10	27.70	-	-	10/13/2027	103,000
11/10/2020	7	115,000	64.80	66.30	24.10	-	35,000	11/10/2027	80,000
05/25/2021	9	141,000	65.79	66.90	24.60	-	24,000	05/23/2028	117,000
09/30/2021	26	674,000	69.76	71.80	25.90	-	6,000	09/28/2028	668,000
09/30/2021	1	60,000	70.90	71.80	25.90	-		09/28/2028	60,000
09/30/2021 (G)	4	1,182,000	71.80	71.80	25.90	-	240,000	09/28/2028	942,000
09/30/2021 (H)	5	780,000	71.80	71.80	25.90	-	-	09/28/2028	780,000
10/31/2021	1	10,000	72.70	78.00	30.20	-	-	10/29/2028	10,000
02/08/2022 (J)	9	541,400	72.30	68.40	23.93	-	-	02/06/2029	541,400
02/13/2022 (J)	21	282,000	72.80	66.80	22.69	-	-	02/11/2029	282,000
04/17/2022 (J)	72	269,250	77.20	74.70	27.92	-	-	04/15/2029	269,250
06/28/2022 (I)(J)	1	100,000	68.64	69.60	28.14	-	-	06/26/2029	100,000
06/28/2022 (J)	9	146,000	63.90	69.60	29.53			06/26/2029	146,000
09/01/2022 (J)	10	97,000	79.60	81.60	33.82			08/30/2029	97,000
09/01/2022 (J)	1	10,000	81.40	81.60	33.15			08/30/2029	10,000
10/30/2022 (J)	1	25,000	78.20	74.20	29.10			10/28/2029	25,000
12/18/2022 (J)	9	126,000	74.70	74.00	30.26			12/16/2029	126,000

Total		11,225,150				2,744,630	628,750		7,851,770

Disclosure of number and weighted average exercise prices of share options [text block]
Grant date	02/08/2022	02/13/2022	04/17/2022	06/28/2022	06/28/2022	09/01/2022	09/01/2022	10/30/2022	12/18/2022
Number of options	541,400	282,000	269,250	100,000	146,000	97,000	10,000	25,000	126,000
Option value in NIS	23.93	22.69	27.92	28.14	29.53	33.82	33.15	29.10	30.26
Exercise price in NIS	72.3	72.8	77.2	68.64	63.9	79.6	81.4	78.2	74.7
Share price in NIS	68.4	66.8	74.7	69.6	69.6	81.6	81.6	74.2	74
Risk-free interest rate	1.4%	1.4%	2.2%	2.8%	2.8%	3.1%	3.1%	3.3%	3.4%
Standard deviation	33.5%	33.5%	33.9%	34.4%	34.4%	34.5%	34.5%	34.4%	34.6%
Value of options in NIS	12,955,702	6,398,580	7,517,460	2,814,000	4,311,380	3,280,540	331,500	727,500	3,812,760

Lifetime of options	7 years